Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of evolution of these indices
Schedule of business through several operating and investment companies
			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2023	06.30.2022	06.30.2021

IRSA's direct interest:
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A. (3)	Uruguay	Investment	-	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1)	Argentina	Investment	50.00%	50.00%	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A.U.	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are Appa S.A.	Argentina	Design and software development	98.67%	93.63%	93.63%
Tyrus S.A.'s direct interest:
DFL and DN BV	Bermuda’s / Netherlands	Investment	99.59%	99.50%	99.50%
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Jiwin S.A. (3)	Uruguay	Investment	-	100.00%	100.00%
Liveck S.A. (2)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII) (3)	Bermuda’s	Investment	-	100.00%	100.00%
DFL's and DN BV's direct interest:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Others	Between 3 and 25 years